CHANGE IN ACCOUNTING POLICIES - Reconciliation of Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Line Items]
Profit (loss) for the period	$ 475,537	$ (14,961)
Items that may be reclassified to profit or loss:
Foreign currency translation gain	226	28
Other comprehensive income (loss)	226	28
Comprehensive income (loss)	475,763	(14,933)
Comprehensive income (loss) attributable to the shareholders of the Company	$ 475,763	(14,933)
U.S. GAAP | Previously stated
Statement of Comprehensive Income [Line Items]
Profit (loss) for the period		(11,148)
Items that may be reclassified to profit or loss:
Foreign currency translation gain		28
Other comprehensive income (loss)		28
Comprehensive income (loss)		(11,120)
Comprehensive income (loss) attributable to the shareholders of the Company		(11,120)
Effect of transition to IFRS | Increase (decrease) due to voluntary changes in accounting policy
Statement of Comprehensive Income [Line Items]
Profit (loss) for the period		(3,813)
Items that may be reclassified to profit or loss:
Foreign currency translation gain		0
Other comprehensive income (loss)		0
Comprehensive income (loss)		(3,813)
Comprehensive income (loss) attributable to the shareholders of the Company		$ (3,813)